Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of fair value measurement [Abstract]
Disclosure of fair value measurement of assets
As at December 31, 2017, the Company’s financial assets and liabilities that are measured and recognized at fair value on a recurring basis are categorized as follows:

	As at December 31, 2017		As at December 31, 2016
	Level 1	Level 2	Level 1	Level 2
	$	$	$	$

Long-term investments (Note 7)	9,744	—	10,028	—
Convertible senior subordinated notes (Note 10)	—	(277,650)	—	(262,793)
Gold forward contracts (Note 14)	—	(4,952)	—	(10,017)
Fuel derivative contracts (Note 14)	—	7,366	—	2,760
Interest rate swaps (Note 14)	—	1,246	—	1,122

Disclosure of fair value measurement of liabilities
As at December 31, 2017, the Company’s financial assets and liabilities that are measured and recognized at fair value on a recurring basis are categorized as follows:

	As at December 31, 2017		As at December 31, 2016
	Level 1	Level 2	Level 1	Level 2
	$	$	$	$

Long-term investments (Note 7)	9,744	—	10,028	—
Convertible senior subordinated notes (Note 10)	—	(277,650)	—	(262,793)
Gold forward contracts (Note 14)	—	(4,952)	—	(10,017)
Fuel derivative contracts (Note 14)	—	7,366	—	2,760
Interest rate swaps (Note 14)	—	1,246	—	1,122

Disclosure of liquidity risk
As at December 31, 2017, the Company’s significant commitments are disclosed in the table below. In addition, significant commitments are disclosed in Note 10 for debt repayments and Note 21 for capital expenditure commitments.

	2018	2019	2020	2021	2022	Total
	$	$	$	$	$	$

Accounts payable and accrued liabilities	95,092	—	—	—	—	95,092
Derivative liabilities	4,952	—	—	—	—	4,952
Convertible senior subordinated notes:
Principal	258,750	—	—	—	—	258,750
Interest	8,409	—	—	—	—	8,409
Revolving credit facility:
Principal	—	—	—	350,000	—	350,000
Interest & commitment fees (estimated)	22,836	17,117	17,117	8,892	—	65,962
Fekola equipment loan facility:
Principal	11,857	11,857	11,857	11,857	5,076	52,504
Interest (estimated)	2,483	1,870	1,261	644	114	6,372
Otjikoto equipment loan facility:
Principal	10,319	4,869	3,453	1,958	647	21,246
Interest (estimated)	795	428	234	84	12	1,553
Masbate equipment loan facility:
Principal	1,749	1,749	1,749	1,749	1,311	8,307
Interest (estimated)	400	309	218	126	34	1,087
Nicaraguan equipment loans:
Principal	1,056	247	41	—	—	1,344
Interest (estimated)	37	8	—	—	—	45
	418,735	38,454	35,930	375,310	7,194	875,623

Operating lease commitments	3,865	1,723	1,171	1,075	392	8,226
Capital expenditure commitments	10,513	—	—	—	—	10,513
Mine restoration provision	1,819	—	—	9,690	9,690	21,199
Employee future benefits	1,087	1,187	1,676	117	4,566	8,633
Other liabilities	2,516	1,121	—	—	—	3,637
	438,535	42,485	38,777	386,192	21,842	927,831